UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/18/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 65
                                       ----

Form 13F Information Table Value Total:  $28,226,042.50
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     218         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     335      8400      8400     0       0           8400      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     481    103825    103825     0       0         103825      0      0
ADE Corp MA                  Com                 00089C107     182     30481     30481     0       0          30481      0      0
Alliance World Dollar Gov    Com                 01879R106     329     33800     33800     0       0          33800      0      0
Allied Capital Corp          Com                 01903Q108     990     45300     45300     0       0          45300      0      0
AllState Corp                Com                 020002101     215      5800      5800     0       0           5800      0      0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1106     22600     22400   200       0          22400    200      0
Banc One Corp                Com                 059438101     387     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     671     43424     43424     0       0          43424      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     237     20778     19870   908       0          19870    908      0
Brascan Corp                 CL A LTD VT SH      10549P606     604     29650     28950   700       0          28950    700      0
Bristol Myers Squibb         Com                 110122108     264     11400     10800   600       0          10800    600      0
Ciena Corp                   Com                 171779101      64     12500     12500     0       0          12500      0      0
Cisco Systems                Com                 17275R102     964     73600     73600     0       0          73600      0      0
Coeur d'Alene Mines Corp Note 13.325 12/31/03    192108AH1     137    100000    100000     0       0         100000      0      0
Coeur d'Alene Mines Corp     Com                 192108108      51     26658     26658     0       0          26658      0      0
Duke Energy                  Com                 264399106     233     11900     11900     0       0          11900      0      0
Duke Realty Invest           Com                 624411505     385     15100     15100     0       0          15100      0      0
Exxon Mobil Corp             Com                 30231G102     512     14650     14650     0       0          14650      0      0
Federated Department Stores  Com                 31410H101     555     19301     19301     0       0          19301      0      0
Ford Motor Co                Com                 345370100     363     38897     38897     0       0          38897      0      0
General Electric             Com                 369604103     429     17623     14623  3000       0          14623   3000      0
GlaxoSmithkline              Sponsored ADR       37733W105     510     13610     13610     0       0          13610      0      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     383     13700     13700     0       0          13700      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     128     10769     10413   356       0          10413    356      0
Hecla Mng                    Pfd CV Ser B        422704205     284      8600      8600     0       0           8600      0      0
Hewlett Packard              Com                 428236102     196     11280     10680   600       0          10680    600      0
Inktomi Corporation          Com                 457277101      16     10000     10000     0       0          10000      0      0
Input/Output                 Com                 457652105     422     98200     98200     0       0          98200      0      0
Keynote Securities           com                 493308100     696     90100     90100     0       0          90100      0      0
Lexicon Genetics Inc Com     Com                 528872104     686    144800    144800     0       0         144800      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821608     152     22570     22570     0       0          22570      0      0
LSI Logic Corporation        Com                 502161102     442     76600     76600     0       0          76600      0      0
Lubrizol Corporation         Com                 549271104     942     30800     30800     0       0          30800      0      0
MA Health & Educ TE          Sh Ben Int          575672100     297     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     325      7123      7123     0       0           7123      0      0
Mentor Graphics Corp         Com                 587200106     266     33900     33900     0       0          33900      0      0
Merck&Co Inc                 Com                 589331107     311      5500      5500     0       0           5500      0      0
MeVC Draper Fisher           Com                 55271E105     178     21500     21500     0       0          21500      0      0
MS/DW Incm                   Com                 61745P874     951     63900     63900     0       0          63900      0      0
Netegrity, Inc.              Com                 64110P107      39     12000     12000     0       0          12000      0      0
New Amer High Income Fd      Com                 641876107     136     67675     67675     0       0          67675      0      0
Newmont Mining               Com                 651639106    1216     41901     41518   383       0          41518    383      0
Nortel Networks              Com                 656568102      20     12615     12615     0       0          12615      0      0
Novell Inc                   Com                 670006105      33     10000     10000     0       0          10000      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     104     10802     10802     0       0          10802      0      0
Nuveen Mass Prem Inc         Com                 67061E108     228     14400     14400     0       0          14400      0      0
Occidental Petro Crp         Com                 674599105    1124     39500     39500     0       0          39500      0      0
Pharmacia Corp               Com                 71713U102     785     18769     18650   119       0          18650    119      0
Scudder Global               Com                 81115E101     222     36300     36300     0       0          36300      0      0
Scudder High Income Tr       Com                 48841G106     256     47800     47800     0       0          47800      0      0
Senior High Income Portfolio Com                 81721E107     525    109000    109000     0       0         109000      0      0
Standard Register Co.        Com                 853887107     401     22300     22300     0       0          22300      0      0
Telcom NewZealand            Sponsored ADR       879278208     358     18708     18708     0       0          18708      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     322     10082     10082     0       0          10082      0      0
Tellabs, Inc.                Com                 879664100     289     39700     39700     0       0          39700      0      0
Thermo Electron Corp         Com                 883556102    1016     50500     50500     0       0          50500      0      0
Timken Co                    Com                 887389104     218     11400     11400     0       0          11400      0      0
Toreador Resources Cp        Com                 891050106    1682    670000    669200   800       0         669200    800      0
Trinity Industries, Inc.     Com                 896522109     455     24000     24000     0       0          24000      0      0
TXU Corporation              Com                 873168108     228     12200     12200     0       0          12200      0      0
Verizon Comm                 Com                 92343V104     602     15540     15540     0       0          15540      0      0
Xcel Energy                  Com                 98389B100     435     39500     38260  1240       0          38260   1240      0

